Share Repurchase Programs (Details) (USD $) In Billions, except Share data in Millions, unless otherwise specified	0 Months Ended	1 Months Ended	0 Months Ended					12 Months Ended			0 Months Ended	4 Months Ended
	Oct. 02, 2013	Dec. 31, 2013	Sep. 19, 2012	Nov. 16, 2012	Dec. 16, 2014	Dec. 18, 2013	Aug. 23, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 05, 2015	Apr. 26, 2015	Dec. 30, 2013	Jan. 02, 2015
Share repurchases
Shares repurchased under ASR agreement with Barclays		25.6							25.6
October 01, 2013
Share repurchases
Amount under ASR agreement entered with Barclays	$ 1.7
Notional purchase price (as a percent)		50.00%
Shares repurchased under ASR agreement with Barclays	14.9							26.6					11.7
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share)	$ 56.88	$ 63.83
September 19, 2012
Share repurchases
Amount under ASR agreement entered with Barclays			1.2
Notional purchase price (as a percent)			50.00%
Shares repurchased under ASR agreement with Barclays			12.6
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share)			$ 47.71
November 16, 2012
Share repurchases
Notional purchase price (as a percent)				50.00%
Shares repurchased under ASR agreement with Barclays				13.0
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share)				$ 46.96
2014 Repurchase Program
Share repurchases
Share repurchase program, authorized amount					10.0
2013 Repurchase Program
Share repurchases
Share repurchase program, authorized amount						6.0
2012 Repurchase Program
Share repurchases
Share repurchase program, authorized amount			6.0
2011 Repurchase Program
Share repurchases
Share repurchase program, authorized amount							4.0
2011 and 2012 Share Repurchase Programs
Share repurchases
Repurchase of common stock (in shares)								51.4	66.2	95.0
Repurchase of common stock									4.0	4.3
Repurchase Programs 2013 and 2012
Share repurchases
Repurchase of common stock									4.0
Amount available for repurchases									6.7
Repurchase Program 2014 and 2013
Share repurchases
Amount available for repurchases								12.7
Accelerated share repurchase program | January 02, 2015
Share repurchases
Amount under ASR agreement entered with Barclays											$ 2.0			$ 2.0
Notional purchase price (as a percent)											80.00%	20.00%
Shares repurchased under ASR agreement with Barclays											16.8
Common stock price of shares repurchased under ASR agreement with Barclays (in dollars per share)											$ 94.49
Accelerated Share Repurchases, Maximum Number of Shares to be Received												42.0